UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	(811-22543)

KKR Income Opportunities Fund
(Exact name of registrant as specified in charter)

KKR Credit Advisors (US) LLC 555 California Street, 50th Floor San Francisco, California		94104
(Address of principal executive offices)		(Zip code)

U.S. Bancorp Fund Services. LLC 615 East Michigan Street Milwaukee, WI 53202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 315-3620

Date of fiscal year end:	October 31, 2017

Date of reporting period:	July 31, 2017

Item 1. Schedule of Investments.

Income Opportunities Fund	July 31, 2017

(Unaudited)

Schedule of Investments

	Par†	Value
HIGH YIELD SECURITIES - 56.4%
Building Products - 0.0%
Builders FirstSource, Inc.
10.750%, 08/15/2023 (a)	98,000	$112,945

Chemicals - 1.0%
Consolidated Energy Finance SA
6.875%, 06/15/2025 (a) (g)	1,457,000	1,529,850
Platform Specialty Products Corp.
10.375%, 05/01/2021 (a)	1,158,000	1,276,695
		2,806,545
Commercial Services & Supplies - 1.3%
Acosta Holdco, Inc.
7.750%, 10/01/2022 (a)	2,356,000	1,778,780
Vivint, Inc.
7.625%, 09/01/2023 (a)	1,795,000	1,826,412
		3,605,192
Communications Equipment - 3.6%
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/2024 (a)	8,774,000	9,958,490

Construction & Engineering - 4.4%
Brand Energy & Infrastructure Services, Inc.
8.500%, 07/15/2025 (a)	2,216,000	2,360,040
Maxim Crane Works LP / Maxim Finance Corp.
10.125%, 08/01/2024 (a)	8,824,000	9,927,000
		12,287,040
Construction Materials - 5.5%
Cemex Materials LLC
7.700%, 07/21/2025 (a)	13,776,000	15,222,480

Containers & Packaging - 0.8%
Reynolds Group Holdings, Inc.
7.950%, 12/15/2025	2,002,000	2,249,748

Electronic Equipment, Instruments & Components - 7.0%
Artesyn Technologies, Inc.
9.750%, 10/15/2020 (a)	9,594,000	9,306,180
Vertiv Group Corp.
12.000%, 02/15/2022 (a)	1,239,000	1,362,900
9.250%, 10/15/2024 (a)	8,089,000	8,938,345
		19,607,425
Health Care Equipment & Supplies - 2.9%
DJO Finance LLC / DJO Finance Corp.
8.125%, 06/15/2021 (a)	8,599,000	8,104,557

Health Care Providers & Services - 7.8%
Quorum Health Corp.
11.625%, 04/15/2023	8,345,000	6,968,075
Surgery Partners Holdings LLC
8.875%, 04/15/2021 (a)	8,210,000	8,907,850
6.750%, 07/01/2025 (a)	2,841,000	2,919,127

	Par†	Value
HIGH YIELD SECURITIES - 56.4% (continued)
Health Care Providers & Services - 7.8% (continued)
Tenet Healthcare Corp.
8.125%, 04/01/2022	1,832,000	$1,969,400
5.125%, 05/01/2025 (a)	392,000	394,450
7.000%, 08/01/2025 (a)	538,000	530,774
		21,689,676
IT Services - 3.9%
Solera Holdings, Inc.
10.500%, 03/01/2024 (a) (d) (e)	5,068,000	5,828,200
Xerox Business Services / Conduent
10.500%, 12/15/2024 (a)	4,363,000	5,104,710
		10,932,910
Machinery - 0.7%
Nesco
6.875%, 02/15/2021 (a)	2,240,000	1,814,400

Media - 2.2%
AMC Networks, Inc.
4.750%, 08/01/2025	1,183,000	1,193,351
Clear Channel International BV
8.750%, 12/15/2020 (a)	1,704,000	1,814,760
Intelsat Jackson Holdings SA
7.250%, 10/15/2020 (g)	3,243,000	3,113,280
		6,121,391
Metals & Mining - 1.6%
Allegheny Technologies, Inc.
7.875%, 08/15/2023	4,306,000	4,521,300

Road & Rail - 4.0%
The Kenan Advantage Group, Inc.
7.875%, 07/31/2023 (a)	10,647,000	11,126,115

Software - 5.3%
Datatel, Inc.
9.000%, 09/30/2023 (a)	5,564,000	5,786,560
TIBCO Software, Inc.
11.375%, 12/01/2021 (a) (d) (e)	8,172,000	8,978,985
		14,765,545
Specialty Retail - 0.8%
Guitar Center, Inc.
6.500%, 04/15/2019 (a)	2,208,000	1,965,120
Jo-Ann Stores, Inc.
8.125%, 03/15/2019 (a)	221,000	220,448
		2,185,568
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp.
9.000%, 04/01/2063 (a)	1,907,000	2,557,764

	Par†	Value
HIGH YIELD SECURITIES - 56.4% (continued)
Transportation Infrastructure - 1.5%
Direct ChassisLink, Inc.
10.000%, 06/15/2023 (a)	3,854,000	$4,306,845

Wireless Telecommunication Services - 1.2%
Sprint Corp.
7.875%, 09/15/2023	2,274,000	2,580,990
6.875%, 11/15/2028	732,000	797,880
		3,378,870

TOTAL HIGH YIELD SECURITIES (amortized cost $148,756,227)		157,354,806

LEVERAGED LOANS - 67.3%
Building Products - 1.5%
SRS Distribution, Inc., TL 2L 06/16
10.046%, 02/24/2023 (b)	3,943,740	4,081,771

Chemicals - 0.2%
Emerald Performance Materials LLC, TL 2L 07/14
8.984%, 08/01/2022 (b)	268,490	269,245
New Arclin US Holding Corp., TL 2L 02/17
10.170%, 02/14/2025 (b)	415,240	421,730
		690,975
Commercial Services & Supplies - 6.2%
Acosta Holdco., Inc., TL 1L B 04/15
4.484%, 09/26/2021 (b)	7,043,669	6,468,412
Advantage Sales & Marketing, Inc., TL 1L B 06/14
4.546%, 07/23/2021 (b)	2,690,940	2,638,467
Koosharem LLC, TL 1L 05/14
7.796%, 05/15/2020 (b)	8,683,268	8,142,387
		17,249,266
Distributors - 2.5%
Distribution International, Inc., TL 1L 12/14
6.300%, 12/15/2021 (b)	8,331,561	6,894,367

Diversified Financial Services - 0.4%
SquareTwo Financial Corp., TL 1.5L 05/16
PIK Rate: 13.052%; Cash Rate: 0.000%
05/24/2019 (b) (c) (d) (e) (f) (j)	6,732,718	1,146,919

Energy Equipment & Services - 0.4%
Proserv Acquisition LLC, TL 1L B1 12/14 (US Tranche)
6.671%, 12/22/2021 (b) (e) (g)	1,163,703	655,560
Proserv Acquisition LLC, TL 1L B2 12/14 (UK Tranche)
6.670%, 12/22/2021 (b) (e) (g)	683,043	384,786
		1,040,346
Food & Staples Retailing - 2.4%
BJ’s Wholesale Club, Inc., TL 2L 01/17
8.710%, 02/03/2025 (b)	5,186,530	5,076,316
Grocery Outlet, Inc., TL 2L 09/14
9.546%, 10/21/2022 (b)	1,647,651	1,662,068
		6,738,384

	Par†	Value
LEVERAGED LOANS - 67.3% (continued)
Food Products - 1.5%
CSM Bakery Products, TL 2L 07/13
9.050%, 07/05/2021 (b) (e)	991,568	$884,974
CTI Foods Holding Co. LLC, TL 2L 06/13
8.490%, 06/28/2021 (b)	3,800,000	3,249,000
		4,133,974
Health Care Equipment & Supplies - 1.2%
DeVilbiss Healthcare LLC, TL 1L B 11/16
6.796%, 01/03/2023 (b)	2,537,510	2,372,571
DJO Finance LLC / DJO Finance Corp., TL 1L B 04/15
4.481%, 06/08/2020 (b)	1,018,382	1,016,264
		3,388,835
Health Care Providers & Services - 6.9%
Genoa (QoL), TL 2L 10/16
9.234%, 10/28/2024 (b)	5,063,890	5,114,529
Press Ganey Holdings, Inc., TL 2L 09/16
8.484%, 10/21/2024 (b)	5,448,710	5,595,144
Quorum Health Corp., TL 1L 04/16
7.984%, 04/29/2022 (b)	8,597,232	8,620,101
		19,329,774
Hotels, Restaurants & Leisure - 2.0%
The Bay Club Co., TL 1L 08/16
7.740%, 08/31/2022 (b)	5,419,437	5,500,729

IT Services - 2.1%
NeuStar, Inc., TL 2L 02/17
9.311%, 02/28/2025 (b)	2,380,090	2,415,791
Sutherland Global Services, Inc., TL 1L 10/14 _US Borrower
6.671%, 04/23/2021 (b)	3,016,879	2,918,831
Sutherland Global Services, Inc., TL 1L 10/14_Cayman Borrower
6.671%, 04/23/2021 (b)	702,261	679,438
		6,014,060
Life Sciences Tools & Services - 0.3%
Albany Molecular Research, Inc., TL 2L 07/17
9.061%, 07/31/2025 (b)	910,270	930,751

Machinery - 8.8%
Accuride Corp., TL 1L B 10/16
8.296%, 11/17/2023 (b)	3,172,268	3,223,817
BakerCorp International, Inc., TL 1L B 06/11
4.311%, 02/07/2020 (b)	7,581,923	7,196,496
Utility One Source LP, TL 1L 03/17
6.799%, 04/18/2023 (b)	6,473,270	6,606,781
WireCo WorldGroup, Inc., TL 1L 07/16
6.702%, 09/29/2023 (b) (g)	3,729,934	3,779,673
WireCo WorldGroup, Inc., TL 2L 07/16
10.202%, 09/30/2024 (b) (g)	3,803,220	3,835,319
		24,642,086
Media - 1.8%
Intelsat Jackson Holdings SA, TL 1L B2 11/13
4.000%, 06/30/2019 (b) (g)	4,387,615	4,382,108

	Par†	Value
LEVERAGED LOANS - 67.3% (continued)
NEP Broadcasting LLC, TL 2L 06/17
8.224%, 01/23/2023 (b)	591,910	$603,748
		4,985,856
Metals & Mining - 5.8%
Foresight Energy LLC, TL 1L B 03/17
7.046%, 03/28/2022 (b)	3,913,759	3,787,794
Sequa Corp., TL 1L 04/17
6.814%, 11/28/2021 (b)	5,811,517	5,872,044
Sequa Corp., TL 2L 04/17
10.314%, 04/28/2022 (b)	6,412,400	6,572,710
		16,232,548
Multiline Retail - 1.7%
Belk, Inc., TL 1L B 08/15
6.054%, 12/12/2022 (b)	4,424,196	3,699,734
J.C. Penney Corp., Inc., TL 1L B 06/16
5.450%, 06/23/2023 (b)	1,177,820	1,173,220
		4,872,954
Professional Services - 2.0%
SIRVA Worldwide, Inc., TL 1L 10/16
7.739%, 11/22/2022 (b)	5,477,435	5,532,210

Software - 11.7%
Applied Systems, Inc., TL 2L B 01/14
7.796%, 01/24/2022 (b)	11,326,006	11,485,306
iParadigms Holdings LLC, TL 2L 07/14
8.546%, 07/29/2022 (b)	5,303,859	5,166,834
Misys Ltd., TL 2L 04/17
8.460%, 06/13/2025 (b)	8,177,152	8,419,891
P2 Energy Solutions, Inc., TL 1L 10/13
5.180%, 10/30/2020 (b)	7,616,977	7,477,319
		32,549,350
Specialty Retail - 4.7%
Charlotte Russe Inc., TL 1L Add On 02/14
6.750%, 05/22/2019 (b) (d) (e)	390,875	166,122
Charlotte Russe Inc., TL 1L B 04/13
6.750%, 05/22/2019 (b) (d) (e)	3,257,882	1,384,600
David’s Bridal, Inc., TL 1L B 10/12
5.300%, 10/11/2019 (b)	1,879,926	1,391,146
Jo-Ann Stores, Inc., TL 1L 09/16
6.391%, 10/20/2023 (b)	1,374,787	1,379,516
Savers, Inc., TL 1L C 07/12
5.064%, 07/09/2019 (b)	6,505,589	6,164,078
Talbots, Inc., TL 1L B 03/14
5.734%, 03/19/2020 (b)	2,792,117	2,631,570
		13,117,032
Textiles, Apparel & Luxury Goods - 0.2%
Nine West Holdings, TL 1L B 03/14
5.053%, 10/08/2019 (b)	705,580	598,685

Trading Companies & Distributors - 1.6%
FleetPride Corporation, TL 1L 11/12
5.296%, 11/19/2019 (b)	1,144,892	1,138,097

	Par†		Value
LEVERAGED LOANS - 67.3% (continued)
Trading Companies & Distributors - 1.6% (continued)
FleetPride Corporation, TL 2L 11/12
9.296%, 05/19/2020 (b)		3,517,630	$3,338,812
			4,476,909
Transportation Infrastructure - 1.4%
Commercial Barge Lines Co., TL 1L B 11/15
9.984%, 11/12/2020 (b)		4,345,290	3,787,659

TOTAL LEVERAGED LOANS (amortized cost $193,581,245)			187,935,440

	Shares
COMMON STOCKS - 4.9%
Health Care Providers & Services - 4.6%
Amedisys, Inc. (d) (e) (f)		271,040	12,836,455

Household Durables - 0.0%
Algeco Scotsman Global Sarl Common Stock B (d) (e) (f) (g) (j)		3	36,360

Insurance - 0.3%
Towergate, TopCo Common (d) (e) (f) (g)	GBP	540,649	759,699
Towergate, Sun NEWCo Common A (d) (e) (f) (g)	GBP	8,597	—
			759,699

TOTAL COMMON STOCK (cost $4,645,169)			13,632,514

PREFERRED STOCKS - 1.6%
Diversified Financial Services - 0.0%
SquareTwo Financial Corp. (d) (e) (f)		14,720	—
Insurance - 1.6%
Towergate SUN NewCo Preference B (d) (e) (f) (g)	GBP	3,194,971	4,489,450

TOTAL PREFERRED STOCKS (cost $10,420,280)			4,489,450

TOTAL INVESTMENTS (amortized cost $357,402,921††) (h) - 130.2%			363,412,210
LIABILITIES EXCEEDING OTHER ASSETS, NET - (30.2)%			(84,398,984)
NET ASSETS - 100.0%			$279,013,226

†	In U.S. Dollars unless otherwise indicated.
††

At July 31, 2017, the tax basis of the Fund’s investments was $357,402,921 and the unrealized appreciation and depreciation were $21,705,094 and $(15,695,790), respectively. Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

GBP	Great British Pound
TL	Term Loan
(a)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. The total value of these securities as of July 31, 2017 was $133,960,782, which represent 48.0% of net assets.

(b)	Variable rate security, the coupon rate shown is the effective rate as of July 31, 2017.
(c)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(d)

Security considered restricted due to the Adviser’s knowledge of material non-public information. The total value of these securities as of July 31, 2017 was $35,626,790, and represented 12.8% of net assets.

(e)	Security considered illiquid, as defined by the Securities and Exchange Commission. The total value of these securities as of July 31, 2017 was $37,552,110, and represented 13.5% of net assets.

(f)	Non-income producing security.
(g)	Non-U.S. security.
(h)	All investments are held as collateral for the Fund’s credit facility.
(j)	Defaulted security.

The following table presents information about the Fund’s assets measured on a recurring basis as of July 31, 2017, and indicates the fair value hierarchy of the inputs utilized by the Fund to determine such fair value:

	Level 1	Level 2	Level 3	Total
Investments in securities
High Yield securities	$—	$157,354,806	$—	$157,354,806
Leveraged loans	—	185,748,175	2,187,265	187,935,440
Common stocks	12,836,455	—	796,059	13,632,514
Preferred stocks	—	—	4,489,450	4,489,450
Cash equivalents	9,879,849	—	—	9,879,849
Total investments in securities and cash equivalents	$22,716,304	$343,102,981	$7,472,774	$373,292,059

Country:	% of Net Assets
United States	122.0%
Cayman Islands	2.7%
Luxembourg	2.7%
United Kingdom	2.3%
Trinidad & Tobago	0.5%
130.2%
Liabilities Exceeding Other Assets, Net	(30.2)%
100.0%

The following are the details of the restricted securities held by the Fund:

					% of
		Acquisition	Amortized		Net
	Par/Shares	date(s)	Cost	Value	Assets
Algeco Scotsman Global Sarl, Common Stock B	3	06/23/2017	$29,857	$36,360	0.0%
Amedisys, Inc., Common Stock	271,040	08/05/2013- 08/08/2013	3,799,456	12,836,455	4.6%
Charlotte Russe Inc., TL 1L Add On 02/14 , 6.750%, 05/22/2019	390,875	06/14/2016	198,513	166,122	0.1%
Charlotte Russe Inc., TL 1L B 04/13 , 6.750%, 05/22/2019	3,257,882	06/14/2016	1,654,575	1,384,600	0.5%
Solera Holdings, Inc., 10.500%, 03/01/2024	5,068,000	02/29/2016- 11/22/2016	4,868,814	5,828,200	2.1%
SquareTwo Financial Corp., Preferred Stock	14,720	05/24/2016	5,683,411	—	—%
SquareTwo Financial Corp., TL 1.5L 05/16, PIK Rate: 13.052%; Cash Rate: 0.000%, 05/24/2019	6,732,718	05/24/2016- 02/27/2017	6,410,114	1,146,919	0.4%
TIBCO Software, Inc., 11.375%, 12/01/2021	8,172,000	11/24/2014- 01/04/2017	8,013,288	8,978,985	3.2%
Towergate, SUN NewCo Preference B	3,194,971	04/02/2015	4,736,869	4,489,450	1.6%
Towergate, TopCo Common	540,649	04/02/2015	815,841	759,699	0.3%
Towergate SUN, NewCo Common A	8,597	04/02/2015	15	—	—%

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determing value:

	High Yield	Leverage	Collateralized	Common	Preferred
	Securities	Loans	Debt Obligation	Stocks	Stocks
Beginning Balance at October 31, 2016	$999,132	$6,012,278	$1,740,146	$957,102	$3,660,379
Purchases	—	—	—	29,857	—
Sales and Paydowns	(1,162,879)	(3,804,739)	(1,805,957)	(248,660)	—
Transfer in and/or out of Level 3(1)	—	—	—	—	—
Settlements	—	318,458	3,201	—	—
Net change in appreciation/(depreciation)	111,015	(69,383)	(37,145)	471,820	829,071
Net realized gain/(loss)	52,732	(269,349)	99,755	(414,060)	—
Balance as of July 31, 2017	$—	$2,187,265	$—	$796,059	$4,489,450

Net change in appreciation/(depreciation) on investments held at July 31, 2017	$—	$(69,383)	$—	$471,820	$829,071

(1) During the period ended July 31, 2017, there were no transfers into Level 3. The Fund’s policy is to recognize transfers into and out of Level 3 at the beginning of each reporting period.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of July 31, 2017:

	Fair Value			Range
Financial	As of	Valuation	Unobservable	(Weighted
Asset	July 31, 2017	Technique(1)	Inputs(2)	Average)(3)
Leverages Loan(4)	$2,187,265	Yield Analysis	Yield	26% (26%)
			EBITDA Multiple	12.6x (12.6x)
			Net Leverage	16.9x (16.9x)
		Liquididation Analysis	EBITDA Multiple	6.4x (6.4x)

Common Stock	$796,059	Market Comparables	LTM EBITDA Multiple	3.0x-8.0x (3.2x)
			Fwd EBITDA Multiple	7.6x (7.6x)
			Illiquidity Discount	10%-15% (10%)

Preferred Stock	$4,489,450	Market Comparables	LTM EBITDA Multiple	3.0x (3.0x)
			Illiquidity Discount	10% (10%)

(1)

For the assets that have more than one valuation technique, the Partnership may rely on the techniques individually or in aggregate based on a weight ascribed to each one ranging from 0-100%. When determining the weighting ascribed to each valuation methodology, the Partnership considers, among other factors, the availability of direct market comparables, the applicability of a discounted cash flow analysis and the expected hold period and manner of realization for the investment. These factors can result in different weightings among the investments and in certain instances, may result in up to a 100% weighting to a single methodology.

(2)

The significant unobservable inputs used in the fair value measurement of the Partnership’s assets and liabilities may include the last twelve months (“LTM”) EBITDA multiple, weighted average cost of capital, discount margin, probability of default, loss severity and constant prepayment rate. In determining certain of these inputs, management evaluates a variety of factors including economic, industry and market trends and developments; market valuations of comparable companies; and company specific developments including potential exit strategies and realization opportunities. Significant increases or decreases in any of these inputs in isolation could result in significantly lower or higher fair value measurement.

(3)	Weighted average amounts are based on the estimated fair values.
(4)	Of the $2,187,265, $1,146,919 was valued based on the present value of escrow payments made to repay the term loan.

Item 2. Controls and Procedures.

(a)          The registrant’s President and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) KKR Income Opportunities Fund

By (Signature and Title)	/s/Suzanne Donohoe
Suzanne Donohoe, President

Date	9/26/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/Suzanne Donohoe
Suzanne Donohoe, President

Date	9/26/2017

By (Signature and Title)	/s/Thomas Murphy
Thomas Murphy, Treasurer, Chief Accounting Officer,
and Chief Financial Officer

Date	9/26/2017